Operating Leases	12 Months Ended
Dec. 31, 2025
Operating Leases [Abstract]
OPERATING LEASES
12.	OPERATING LEASES

The Group entered into operating leases for use of office, central kitchen and restaurant premises in Malaysia.

The Group’s operating lease right-of-use assets and lease liabilities recognized in the consolidated balances sheets consisted of the following:

	As of December 31,
	2024	2025
Operating lease right-of-use assets	$3,487,694	$4,512,455
Amortization of operating lease right-of-use assets	(2,741,494)	(2,936,940)
Operating lease right-of-use assets, net	$746,200	$1,575,515

Operating lease liabilities, current	$656,536	$686,877
Operating lease liabilities, non-current	186,286	901,781
Total operating lease liabilities	$842,822	$1,588,658

Weighted average remaining lease term (in years)	1.36	2.39
Weighted average discount rate	7.40%	5.42%
Operating right-of-use assets obtained in exchange for operating lease liabilities	107,446	1,551,899
Cash paid for operating leases	939,694	926,655

A summary of lease cost recognized in the Group’s consolidated statements of operations and comprehensive income or loss was as follows:

	For the years ended December 31,
	2023	2024	2025
Operating leases expense excluding short-term lease expense	$1,191,571	$1,046,708	$911,687
Short-term lease cost	4,581	1,275	209,840
Total	$1,196,152	$1,047,983	$1,121,527

The following is a schedule of future minimum payments under the current existing operating leases as of December 31, 2025:

For the years ending December 31,	Amount
2026	753,071
2027	603,508
2028	336,657
Total lease payments	1,693,236
Less: imputed interest	(104,578)
Total operating lease liabilities	$1,588,658